THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES           VALUE
-------------------------------------------------  ---------------  -------------
COMMON STOCKS (96.0%)
BASIC INDUSTRIES (4.7%)
CHEMICALS (2.7%)
Air Products and Chemicals, Inc..................         178,000   $  5,762,750
Rohm & Haas Co...................................         375,400     13,749,025
                                                                    ------------
                                                                      19,511,775
                                                                    ------------
FOREST PRODUCTS & PAPER (1.0%)
Smurfit-Stone Container Corp.+...................         363,000      6,965,062
                                                                    ------------

METALS & MINING (1.0%)
Allegheny Technologies, Inc......................         164,686      4,126,282
USX-U.S. Steel Group.............................         127,100      3,217,219
                                                                    ------------
                                                                       7,343,501
                                                                    ------------
  TOTAL BASIC INDUSTRIES.........................                     33,820,338
                                                                    ------------
CONSUMER GOODS & SERVICES (17.6%)
AUTOMOTIVE (1.5%)
Ford Motor Co....................................          64,600      3,262,300
Lear Corp.+......................................         222,100      7,343,181
                                                                    ------------
                                                                      10,605,481
                                                                    ------------

BROADCASTING & PUBLISHING (1.0%)
AT&T Corp. - Liberty Media Group, Class A+.......         178,900      7,480,256
                                                                    ------------

ENTERTAINMENT, LEISURE & MEDIA (3.9%)
America Online, Inc.+............................         140,300     10,198,056
International Game Technology....................         197,800      3,560,400
News Corp. Ltd. (Spons. ADR) (i).................         198,300      6,791,775
Seagram Company Ltd. (i).........................         159,400      6,943,862
                                                                    ------------
                                                                      27,494,093
                                                                    ------------
FOOD, BEVERAGES & TOBACCO (3.0%)
Bestfoods........................................          67,400      3,694,362
Pepsi Bottling Group, Inc........................         113,100      1,979,250
PepsiCo, Inc.....................................         165,900      5,733,919
Philip Morris Companies, Inc.....................         393,200     10,346,075
                                                                    ------------
                                                                      21,753,606
                                                                    ------------
              SECURITY DESCRIPTION                     SHARES           VALUE
-------------------------------------------------  ---------------  -------------

HOUSEHOLD PRODUCTS (2.4%)
Kimberly-Clark Corp..............................          79,700   $  5,090,837
Procter & Gamble Co..............................         108,260     11,692,080
Water Pik Technologies, Inc.+....................           8,268         63,406
                                                                    ------------
                                                                      16,846,323
                                                                    ------------

PERSONAL CARE (0.9%)
Gillette Co......................................         155,700      6,257,194
                                                                    ------------

RETAIL (4.9%)
Abercrombie & Fitch Co., Class A+................         143,900      4,658,763
Circuit City Stores-Circuit City Group...........          47,100      2,284,350
Dayton Hudson Corp...............................          97,900      6,908,069
Federated Department Stores, Inc.+...............         136,700      6,433,444
TJX Companies, Inc...............................         229,100      5,999,556
Wal-Mart Stores, Inc.............................         146,800      8,459,350
                                                                    ------------
                                                                      34,743,532
                                                                    ------------
  TOTAL CONSUMER GOODS & SERVICES................                    125,180,485
                                                                    ------------

ENERGY (6.3%)
GAS EXPLORATION (0.3%)
Union Pacific Resources Group, Inc...............         150,900      1,971,131
                                                                    ------------

OIL-PRODUCTION (5.5%)
Chevron Corp.....................................          36,700      3,250,244
Conoco, Inc., Class B............................         243,900      6,387,131
Exxon Corp.......................................          85,700      6,797,081
Mobil Corp.......................................         191,000     19,923,687
Tosco Corp.......................................         117,800      3,187,962
                                                                    ------------
                                                                      39,546,105
                                                                    ------------

OIL-SERVICES (0.5%)
Cooper Cameron Corp.+............................          80,500      3,451,437
                                                                    ------------
  TOTAL ENERGY...................................                     44,968,673
                                                                    ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES           VALUE
-------------------------------------------------  ---------------  -------------
FINANCE (14.1%)
BANKING (8.0%)
Astoria Financial Corp...........................         147,130   $  4,639,193
Bank of America Corp.............................          80,001      4,680,058
Citigroup, Inc...................................         123,900      6,675,112
First Union Corp.................................         434,900     16,825,194
KeyCorp..........................................         174,100      4,700,700
U.S. Bancorp.....................................         409,400     13,996,362
Washington Mutual, Inc...........................         202,450      5,871,050
                                                                    ------------
                                                                      57,387,669
                                                                    ------------
FINANCIAL SERVICES (2.2%)
CIT Group, Inc., Class A.........................         163,700      3,396,775
Federal Home Loan Mortgage Corp..................         107,300      5,297,937
Goldman Sachs Group, Inc.........................          92,100      6,919,012
                                                                    ------------
                                                                      15,613,724
                                                                    ------------

INSURANCE (3.9%)
Ambac Financial Group, Inc.......................         168,000      9,156,000
Aon Corp.........................................         177,300      6,327,394
UnumProvident Corp...............................         257,000      8,368,562
XL Capital Ltd., Class A.........................          74,400      3,794,400
                                                                    ------------
                                                                      27,646,356
                                                                    ------------
  TOTAL FINANCE..................................                    100,647,749
                                                                    ------------
HEALTH CARE (10.1%)
HEALTH SERVICES (0.8%)
Humana, Inc.+....................................          20,400        142,800
Tenet Healthcare Corp.+..........................         244,200      5,448,712
                                                                    ------------
                                                                       5,591,512
                                                                    ------------

MEDICAL SUPPLIES (0.6%)
PE Corp.- PE Biosystems Group....................          51,400      4,195,525
                                                                    ------------

PHARMACEUTICALS (8.7%)
ALZA Corp.+......................................         252,600     10,909,162
American Home Products Corp......................         166,700      8,668,400
Bristol-Myers Squibb Co..........................         100,500      7,342,781
Eli Lilly & Co...................................          86,600      6,213,550
              SECURITY DESCRIPTION                     SHARES           VALUE
-------------------------------------------------  ---------------  -------------
PHARMACEUTICALS (CONTINUED)
Forest Laboratories, Inc.+.......................         185,900   $  9,515,756
Monsanto Co......................................         351,400     14,824,688
Warner-Lambert Co................................          50,400      4,520,250
                                                                    ------------
                                                                      61,994,587
                                                                    ------------
  TOTAL HEALTH CARE..............................                     71,781,624
                                                                    ------------

INDUSTRIAL PRODUCTS & SERVICES (8.0%)
AEROSPACE (0.5%)
Boeing Co........................................          84,100      3,432,331
                                                                    ------------

COMMERCIAL SERVICES (0.5%)
Cendant Corp.+...................................         220,900      3,658,656
                                                                    ------------

DIVERSIFIED MANUFACTURING (6.6%)
Cooper Industries, Inc...........................          92,100      3,954,544
Deere & Co.......................................         118,400      5,083,800
General Electric Co..............................         127,100     16,523,000
Teledyne Technologies, Inc.+.....................           1,200         13,417
Tyco International Ltd.(i).......................         532,092     21,316,936
                                                                    ------------
                                                                      46,891,697
                                                                    ------------

POLLUTION CONTROL (0.4%)
Waste Management, Inc............................         179,957      2,924,301
                                                                    ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     56,906,985
                                                                    ------------

TECHNOLOGY (21.1%)
COMPUTER PERIPHERALS (2.0%)
EMC Corp.+.......................................          87,000      7,269,938
Quantum Corp.- DLT & Storage Systems+............         229,300      3,611,475
Seagate Technology, Inc.+........................          88,300      3,267,100
                                                                    ------------
                                                                      14,148,513
                                                                    ------------

COMPUTER SOFTWARE (5.7%)
BMC Software, Inc.+..............................          67,600      4,922,125
Citrix Systems, Inc.+............................           8,900        844,388
Microsoft Corp.+.................................         327,500     29,817,852
Oracle Corp.+....................................          66,950      4,540,047
                                                                    ------------
                                                                      40,124,412
                                                                    ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES           VALUE
-------------------------------------------------  ---------------  -------------
COMPUTER SYSTEMS (5.0%)
Apple Computer, Inc.+............................          52,700   $  5,158,013
Compaq Computer Corp.............................         176,800      4,320,550
Dell Computer Corp.+.............................         104,500      4,493,500
Hewlett-Packard Co...............................          59,300      5,626,088
International Business Machines Corp.............          52,900      5,452,006
Sun Microsystems, Inc.+..........................          81,800     10,818,050
                                                                    ------------
                                                                      35,868,207
                                                                    ------------
ELECTRONICS (2.2%)
Cisco Systems, Inc.+.............................         178,300     15,902,131
                                                                    ------------

INFORMATION PROCESSING (0.7%)
Automatic Data Processing, Inc...................         103,700      5,120,188
                                                                    ------------

SEMICONDUCTORS (2.9%)
Intel Corp.......................................         189,700     14,547,619
Texas Instruments, Inc...........................          62,900      6,042,331
                                                                    ------------
                                                                      20,589,950
                                                                    ------------
TELECOMMUNICATIONS-EQUIPMENT (2.6%)
Lucent Technologies, Inc.........................         136,400      9,965,725
Motorola, Inc....................................          73,700      8,420,225
                                                                    ------------
                                                                      18,385,950
                                                                    ------------
  TOTAL TECHNOLOGY...............................                    150,139,351
                                                                    ------------

TRANSPORTATION (2.2%)
RAILROADS (2.0%)
CSX Corp.........................................         109,400      3,890,538
Union Pacific Corp...............................         218,600     10,287,863
                                                                    ------------
                                                                      14,178,401
                                                                    ------------

TRUCK & FREIGHT CARRIERS (0.2%)
United Parcel Service, Inc., Class B.............          23,800      1,572,288
                                                                    ------------
  TOTAL TRANSPORTATION...........................                     15,750,689
                                                                    ------------
              SECURITY DESCRIPTION                     SHARES           VALUE
-------------------------------------------------  ---------------  -------------

UTILITIES (11.9%)
ELECTRIC (1.2%)
Allegheny Energy, Inc............................          83,300   $  2,415,700
Northern States Power Co.........................         173,200      3,539,775
PG&E Corp........................................         116,100      2,597,738
                                                                    ------------
                                                                       8,553,213
                                                                    ------------

NATURAL GAS (2.2%)
Columbia Energy Group............................         244,450     15,339,238
                                                                    ------------

TELEPHONE (8.5%)
AT&T Corp........................................         276,500     15,449,438
Bell Atlantic Corp...............................          87,800      5,558,838
Global Crossing Ltd.+(i).........................         119,800      5,226,275
GTE Corp.........................................          85,500      6,241,500
Level 3 Communications, Inc.+....................          66,700      4,523,094
MCI WorldCom, Inc.+..............................         154,200     12,750,413
SBC Communications, Inc..........................         202,300     10,506,956
                                                                    ------------
                                                                      60,256,514
                                                                    ------------
  TOTAL UTILITIES................................                     84,148,965
                                                                    ------------
  TOTAL COMMON STOCKS (COST $557,173,714)........                    683,344,859
                                                                    ------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                   ---------------
SHORT-TERM INVESTMENTS (4.1%)
OTHER INVESTMENT COMPANIES (3.8%)
J.P. Morgan Institutional Prime Money Market Fund
  5.580% due 12/01/99............................  $   27,522,344     27,522,344
                                                                    ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT           VALUE
-------------------------------------------------  ---------------  -------------
U.S. TREASURY OBLIGATIONS (0.3%)
Notes, 5.875% due 02/15/00 (s)...................  $    2,050,000   $  2,051,599
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $29,575,707)..................................                     29,573,943
                                                                    ------------
TOTAL INVESTMENTS (COST
  $586,749,421) (100.1%)..........................................   712,918,802
LIABILITIES IN EXCESS OF OTHER
  ASSETS (-0.1%)..................................................      (906,043)
                                                                    ------------
NET ASSETS (100.0%)...............................................  $712,012,759
                                                                    ============

------------------------------
Note: Based on the cost of investments of $590,926,056 for federal income tax purposes at November 30, 1999 the aggregate gross unrealized appreciation and depreciation was $149,718,902 and $27,726,156, respectively, resulting in net unrealized apppreciation of $121,992,746.

+ Non-income producing security.

(i) Foreign security.

(s)Security is partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts.

Spon. ADR - Sponsored American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $586,749,421 )          $712,918,802
Cash                                                    382,431
Receivable for Investments Sold                      14,013,439
Dividends Receivable                                  1,067,222
Interest Receivable                                     112,352
Prepaid Expenses and Other Assets                        10,430
                                                   ------------
    Total Assets                                    728,504,676
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    15,916,533
Variation Margin Payable                                259,492
Advisory Fee Payable                                    232,121
Custody Fee Payable                                      28,867
Administrative Services Fee Payable                      14,661
Administration Fee Payable                                  620
Fund Services Fee Payable                                   398
Accrued Expenses                                         39,225
                                                   ------------
    Total Liabilities                                16,491,917
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $712,012,759
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $16,505)                                                   $ 4,789,250
Interest Income                                                     424,432
                                                                -----------
    Investment Income                                             5,213,682
EXPENSES
Advisory Fee                                       $ 1,429,773
Administrative Services Fee                             90,872
Custodian Fees and Expenses                             87,811
Professional Fees and Expenses                          22,068
Fund Services Fee                                        6,383
Printing Expenses                                        4,333
Administration Fee                                       4,172
Trustees' Fees and Expenses                              2,006
Insurance Expense                                        1,285
Miscellaneous                                              100
                                                   -----------
    Total Expenses                                                1,648,803
                                                                -----------
NET INVESTMENT INCOME                                             3,564,879
NET REALIZED GAIN ON
  Investment Transactions                           16,033,578
  Futures Contracts                                    269,404
                                                   -----------
    Net Realized Gain                                            16,302,982
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                       (6,906,762)
  Futures Contracts                                   (117,368)
                                                   -----------
    Net Change in Unrealized Depreciation                        (7,024,130)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $12,843,731
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      3,564,879   $   7,489,950
Net Realized Gain on Investments and Futures
  Contracts                                              16,302,982     124,444,147
Net Change in Unrealized Depreciation of
  Investments and Futures Contracts                      (7,024,130)    (20,064,046)
                                                   ----------------   -------------
    Net Increase in Net Assets Resulting from
      Operations                                         12,843,731     111,870,051
                                                   ----------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            54,236,277     137,233,705
Withdrawals                                             (74,497,694)   (356,977,035)
                                                   ----------------   -------------
    Net Decrease from Investors' Transactions           (20,261,417)   (219,743,330)
                                                   ----------------   -------------
    Total Decrease in Net Assets                         (7,417,686)   (107,873,279)
NET ASSETS
Beginning of Period                                     719,430,445     827,303,724
                                                   ----------------   -------------
End of Period                                      $    712,012,759   $ 719,430,445
                                                   ================   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL YEAR ENDED MAY 31,
                                                   NOVEMBER 30, 1999  ---------------------------------
                                                      (UNAUDITED)     1999   1998   1997   1996   1995
                                                   -----------------  -----  -----  -----  -----  -----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                           0.46%(a)     0.47%  0.47%  0.47%  0.46%  0.51%
  Net Investment Income                                  0.99%(a)     1.03%  1.01%  1.41%  2.20%  2.12%
Portfolio Turnover                                         46%          84%   106%    99%    85%    71%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      movement. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York, ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.40 % of the portfolio's average daily net assets. For the six months ended November 30, 1999, such fees amounted to $1,429,773.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $4,515 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1999, the fee for these services amounted to $4,172.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which the Morgan acts as advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      assets bear to the net assets of the portfolio, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1999, the fee for these services amounted to $90,872.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $6,383 for the six months ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1999 were as follows:

COST OF         PROCEEDS
PURCHASES      FROM SALES
---------     ------------
$319,854,645  $342,817,471

Futures transactions as of November 30, 1999 are summarized as follows:

                                                   NET UNREALIZED   CURRENT MARKET VALUE
                                  CONTRACTS LONG    DEPRECIATION        OF CONTRACTS
                                  --------------   --------------   --------------------
S&P 500, expiring
 December 1999..................        76            $(43,006)         $26,438,500
                                        ==            ========          ===========

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.